Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
March 31, 2022
MDL-NPRT1-0522
1.9899758.101
Foreign Government and Government Agency Obligations - 82.0%
		Principal Amount (a)	Value ($)
Brazil - 10.0%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 6.2765% 7/1/23 to 1/1/24	BRL	15,500,000	2,783,363
Brazilian Federative Republic:
10% 1/1/23	BRL	9,000,000	1,855,102
10% 1/1/25	BRL	12,000,000	2,434,362
10% 1/1/27	BRL	4,250,000	849,592
10% 1/1/29	BRL	3,500,000	687,015
10% 1/1/31	BRL	2,000,000	385,448
TOTAL BRAZIL			8,994,882
Chile - 2.4%
Chilean Republic:
4% 3/1/23 (Reg. S) (b)	CLP	400,000,000	495,834
4.5% 3/1/26	CLP	695,000,000	822,513
4.7% 9/1/30 (Reg. S) (b)	CLP	200,000,000	230,204
5% 3/1/35	CLP	455,000,000	521,885
6% 1/1/43	CLP	75,000,000	94,732
TOTAL CHILE			2,165,168
China - 10.7%
Peoples Republic of China:
2.68% 5/21/30	CNY	19,000,000	2,945,498
2.88% 11/5/23	CNY	18,950,000	3,014,054
3.28% 12/3/27	CNY	20,000,000	3,249,642
3.81% 9/14/50	CNY	2,500,000	419,821
TOTAL CHINA			9,629,015
Colombia - 4.5%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	751,984
6% 4/28/28	COP	500,000,000	112,100
7% 6/30/32	COP	5,050,000,000	1,104,182
7.25% 10/26/50	COP	650,000,000	127,465
7.5% 8/26/26	COP	3,400,000,000	843,900
10% 7/24/24	COP	4,200,000,000	1,141,120
TOTAL COLOMBIA			4,080,751
Czech Republic - 2.9%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	24,750,000	901,440
1.2% 3/13/31	CZK	25,000,000	914,035
2% 10/13/33	CZK	22,000,000	836,723
TOTAL CZECH REPUBLIC			2,652,198
Dominican Republic - 1.4%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	46,000,000	849,725
9.75% 6/5/26 (Reg. S)	DOP	20,000,000	368,015
TOTAL DOMINICAN REPUBLIC			1,217,740
Egypt - 1.1%
Arab Republic of Egypt:
14.06% 1/12/26	EGP	4,000,000	213,509
14.531% 9/14/24	EGP	3,750,000	203,160
14.556% 10/13/27	EGP	7,000,000	378,006
15.9% 7/2/24	EGP	3,750,000	208,809
TOTAL EGYPT			1,003,484
Hungary - 2.1%
Hungarian Republic:
2.25% 6/22/34	HUF	100,000,000	204,935
3% 6/26/24	HUF	75,000,000	209,954
3% 10/27/38	HUF	160,000,000	332,353
3.25% 10/22/31	HUF	223,000,000	537,277
6.75% 10/22/28	HUF	198,000,000	608,690
TOTAL HUNGARY			1,893,209
Indonesia - 9.7%
Indonesian Republic:
6.5% 6/15/25	IDR	12,750,000,000	923,681
7.5% 4/15/40	IDR	12,000,000,000	850,966
8.125% 5/15/24	IDR	2,500,000,000	186,945
8.25% 5/15/29	IDR	26,000,000,000	1,970,479
8.25% 5/15/36	IDR	8,750,000,000	661,010
8.375% 9/15/26	IDR	32,400,000,000	2,497,253
8.375% 3/15/34	IDR	15,800,000,000	1,205,695
8.375% 4/15/39	IDR	6,000,000,000	462,037
TOTAL INDONESIA			8,758,066
Kazakhstan - 0.9%
Kazakhstan Republic:
7.2% 5/27/25	KZT	200,000,000	339,859
8.05% 5/20/24	KZT	140,000,000	260,650
10.5% 8/4/26	KZT	90,000,000	164,441
TOTAL KAZAKHSTAN			764,950
Malaysia - 4.3%
Malaysian Government:
3.828% 7/5/34	MYR	4,450,000	1,015,610
3.885% 8/15/29	MYR	4,800,000	1,140,277
4.065% 6/15/50	MYR	3,750,000	824,006
4.762% 4/7/37	MYR	3,550,000	893,441
TOTAL MALAYSIA			3,873,334
Mexico - 8.8%
United Mexican States:
5.75% 3/5/26	MXN	53,750,000	2,464,643
7.75% 11/23/34	MXN	4,500,000	216,841
7.75% 11/13/42	MXN	38,250,000	1,798,380
8% 12/7/23	MXN	26,000,000	1,299,886
8.5% 5/31/29	MXN	43,000,000	2,182,493
TOTAL MEXICO			7,962,243
Peru - 2.4%
Peruvian Republic:
5.35% 8/12/40	PEN	500,000	112,023
5.4% 8/12/34(Reg. S)	PEN	3,250,000	773,643
6.35% 8/12/28	PEN	2,825,000	765,557
6.95% 8/12/31	PEN	1,750,000	487,133
TOTAL PERU			2,138,356
Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	200,264
Poland - 4.5%
Polish Government:
2.5% 1/25/23	PLN	2,750,000	641,786
2.5% 7/25/26	PLN	6,950,000	1,460,000
2.75% 10/25/29	PLN	9,500,000	1,925,571
TOTAL POLAND			4,027,357
Romania - 1.7%
Romanian Republic:
3.65% 9/24/31	RON	2,475,000	456,769
4.25% 6/28/23	RON	3,750,000	831,822
5% 2/12/29	RON	1,000,000	210,261
TOTAL ROMANIA			1,498,852
Russia - 0.1%
Ministry of Finance of the Russian Federation:
6.9% 5/23/29 (c)	RUB	45,000,000	16,615
7.05% 1/19/28 (c)	RUB	42,750,000	15,785
7.25% 5/10/34 (c)	RUB	61,000,000	22,523
7.7% 3/16/39 (c)	RUB	31,500,000	11,631
8.5% 9/17/31 (c)	RUB	141,000,000	52,062
TOTAL RUSSIA			118,616
South Africa - 8.9%
South African Republic:
6.5% 2/28/41	ZAR	29,000,000	1,330,423
7% 2/28/31	ZAR	4,500,000	256,908
8% 1/31/30	ZAR	53,500,000	3,345,762
8.75% 2/28/48	ZAR	24,500,000	1,407,700
8.875% 2/28/35	ZAR	26,500,000	1,630,953
TOTAL SOUTH AFRICA			7,971,746
Thailand - 4.3%
Kingdom of Thailand:
1.585% 12/17/35	THB	11,000,000	280,988
1.6% 12/17/29	THB	24,000,000	689,537
1.6% 6/17/35	THB	36,250,000	938,708
2% 12/17/22	THB	6,000,000	182,193
2.875% 6/17/46	THB	4,500,000	121,783
3.3% 6/17/38	THB	35,250,000	1,079,738
4.875% 6/22/29	THB	15,000,000	533,116
TOTAL THAILAND			3,826,063
Turkey - 0.6%
Turkish Republic:
8% 3/12/25	TRY	7,250,000	332,314
11% 2/24/27	TRY	750,000	31,681
12.4% 3/8/28	TRY	4,000,000	174,553
TOTAL TURKEY			538,548
Ukraine - 0.1%
Ukraine Government 11.15% 8/26/22 (c)	UAH	9,000,000	124,979
Uruguay - 0.4%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	151,630
9.875% 6/20/22	UYU	8,500,000	206,981
TOTAL URUGUAY			358,611
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $81,217,402)			73,798,432

Supranational Obligations - 0.9%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	353,628
Inter-American Development Bank 5.7% 11/12/24	INR	20,000,000	257,301
International Finance Corp. 5.85% 11/25/22	INR	17,500,000	230,296
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $913,533)			841,225

Money Market Funds - 15.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d) (Cost $14,081,478)	14,078,663	14,081,478

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $96,212,413)	88,721,135
NET OTHER ASSETS (LIABILITIES) - 1.5% (e)	1,312,835
NET ASSETS - 100.0%	90,033,970

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	1,035,000	USD	210,046	Bank Of America NA	5/18/22	4,592
BRL	1,559,000	USD	302,366	Citibank NA	5/18/22	20,938
BRL	2,991,000	USD	573,065	Goldman Sachs Bank USA	5/18/22	47,206
BRL	1,074,000	USD	208,787	HSBC Bank USA	5/18/22	13,938
BRL	682,000	USD	141,803	JPMorgan Chase Bank, N.A.	5/18/22	(370)
CLP	175,225,000	USD	217,320	Citibank NA	5/18/22	3,645
CLP	190,671,000	USD	240,321	Citibank NA	5/18/22	122
CLP	192,066,000	USD	236,943	Citibank NA	5/18/22	5,259
CNY	957,000	USD	150,106	BNP Paribas	5/18/22	433
CNY	5,420,000	USD	847,802	BNP Paribas	5/18/22	4,779
CNY	5,706,000	USD	889,339	State Street Bank And Trust Co	5/18/22	8,231
COP	2,062,500,000	USD	522,946	BNP Paribas	5/18/22	20,417
COP	821,800,000	USD	215,724	Bank Of America NA	5/18/22	779
COP	2,021,300,000	USD	521,021	Citibank NA	5/18/22	11,489
COP	886,100,000	USD	233,184	Citibank NA	5/18/22	258
COP	823,500,000	USD	216,397	Citibank NA	5/18/22	553
COP	326,700,000	USD	86,589	Goldman Sachs Bank USA	5/18/22	(521)
CZK	4,536,000	USD	203,192	BNP Paribas	5/18/22	1,272
CZK	40,613,000	USD	1,855,778	Goldman Sachs Bank USA	5/18/22	(25,113)
CZK	2,462,000	USD	105,901	HSBC Bank USA	5/18/22	5,076
CZK	5,274,000	USD	232,547	State Street Bank And Trust Co	5/18/22	5,183
EGP	15,974,000	USD	997,440	BNP Paribas	5/18/22	(128,370)
EGP	3,450,000	USD	186,185	Citibank NA	5/18/22	1,514
EGP	8,820,000	USD	550,562	Goldman Sachs Bank USA	5/18/22	(70,707)
HUF	133,680,000	USD	420,244	Goldman Sachs Bank USA	5/18/22	(20,245)
HUF	17,215,000	USD	49,602	HSBC Bank USA	5/18/22	1,909
HUF	226,205,000	USD	645,423	JPMorgan Chase Bank, N.A.	5/18/22	31,431
IDR	3,326,100,000	USD	231,784	BNP Paribas	5/18/22	(627)
IDR	1,836,500,000	USD	128,455	HSBC Bank USA	5/18/22	(822)
IDR	7,591,700,000	USD	528,376	State Street Bank And Trust Co	5/18/22	(768)
IDR	1,684,800,000	USD	117,983	State Street Bank And Trust Co	5/18/22	(893)
INR	17,734,000	USD	233,958	Citibank NA	5/18/22	(1,503)
INR	16,650,000	USD	216,726	Citibank NA	5/18/22	1,520
INR	38,627,000	USD	507,549	HSBC Bank USA	5/18/22	(1,231)
KZT	104,706,000	USD	239,191	Goldman Sachs Bank USA	5/18/22	(20,475)
MXN	2,293,000	USD	110,675	Bank Of America NA	5/18/22	3,690
MXN	2,638,000	USD	124,395	Brown Brothers Harriman & Co.	5/18/22	7,177
MXN	1,399,000	USD	66,817	Goldman Sachs Bank USA	5/18/22	2,959
MXN	4,624,000	USD	224,423	Goldman Sachs Bank USA	5/18/22	6,203
MXN	20,900,000	USD	1,030,391	State Street Bank And Trust Co	5/18/22	12,013
MYR	1,304,000	USD	310,343	Goldman Sachs Bank USA	5/18/22	(625)
MYR	10,281,000	USD	2,447,274	Goldman Sachs Bank USA	5/18/22	(5,390)
MYR	1,858,000	USD	442,170	Goldman Sachs Bank USA	5/18/22	(869)
MYR	663,000	USD	158,083	Goldman Sachs Bank USA	5/18/22	(611)
MYR	2,177,000	USD	518,333	Goldman Sachs Bank USA	5/18/22	(1,265)
MYR	914,000	USD	217,128	Goldman Sachs Bank USA	5/18/22	(40)
MYR	908,000	USD	216,190	Goldman Sachs Bank USA	5/18/22	(528)
MYR	926,000	USD	219,068	Goldman Sachs Bank USA	5/18/22	870
MYR	2,536,000	USD	602,089	Goldman Sachs Bank USA	5/18/22	247
PEN	671,000	USD	180,936	Citibank NA	5/18/22	766
PEN	823,000	USD	222,072	JPMorgan Chase Bank, N.A.	5/18/22	789
PEN	604,000	USD	157,888	JPMorgan Chase Bank, N.A.	5/18/22	5,670
PHP	23,608,000	USD	450,019	Goldman Sachs Bank USA	5/18/22	5,171
PLN	6,205,000	USD	1,537,932	BNP Paribas	5/18/22	(67,630)
PLN	883,000	USD	200,445	BNP Paribas	5/18/22	8,786
PLN	7,760,000	USD	1,798,911	BNP Paribas	5/18/22	39,855
PLN	903,000	USD	210,195	Citibank NA	5/18/22	3,775
RON	788,000	USD	176,158	Goldman Sachs Bank USA	5/18/22	(827)
RON	954,000	USD	216,224	Goldman Sachs Bank USA	5/18/22	(3,958)
RUB	207,868,000	USD	2,629,909	BNP Paribas	5/18/22	(189,736)
RUB	38,547,000	USD	488,680	Goldman Sachs Bank USA	5/18/22	(36,174)
THB	10,303,000	USD	310,160	JPMorgan Chase Bank, N.A.	5/18/22	(315)
THB	167,774,000	USD	5,179,073	JPMorgan Chase Bank, N.A.	5/18/22	(133,557)
THB	7,840,000	USD	243,240	JPMorgan Chase Bank, N.A.	5/18/22	(7,466)
THB	5,811,000	USD	177,974	JPMorgan Chase Bank, N.A.	5/18/22	(3,219)
THB	14,271,000	USD	427,148	JPMorgan Chase Bank, N.A.	5/18/22	2,028
THB	14,457,000	USD	435,452	JPMorgan Chase Bank, N.A.	5/18/22	(682)
TRY	3,619,000	USD	242,682	Citibank NA	5/18/22	(4,358)
TRY	2,377,000	USD	157,020	Citibank NA	5/18/22	(487)
TRY	900,000	USD	55,652	Citibank NA	5/18/22	3,616
TRY	1,082,000	USD	75,808	Goldman Sachs Bank USA	5/18/22	(4,554)
USD	67,730	BRL	361,000	Citibank NA	5/18/22	(7,134)
USD	244,152	BRL	1,289,000	Citibank NA	5/18/22	(23,160)
USD	453,094	BRL	2,200,000	Citibank NA	5/18/22	(3,140)
USD	481,799	BRL	2,528,000	HSBC Bank USA	5/18/22	(42,456)
USD	193,627	CLP	158,677,000	Citibank NA	5/18/22	(6,471)
USD	502,736	CLP	394,648,000	Citibank NA	5/18/22	5,071
USD	192,914	CLP	153,087,000	JPMorgan Chase Bank, N.A.	5/18/22	(134)
USD	435,494	CNY	2,795,000	BNP Paribas	5/18/22	(4,168)
USD	443,511	CNY	2,850,000	BNP Paribas	5/18/22	(4,802)
USD	222,639	CNY	1,425,000	BNP Paribas	5/18/22	(1,518)
USD	545,855	CNY	3,470,000	Citibank NA	5/18/22	14
USD	212,975	CNY	1,364,000	Citibank NA	5/18/22	(1,586)
USD	154,832	COP	618,300,000	Citibank NA	5/18/22	(8,059)
USD	243,887	COP	978,900,000	Citibank NA	5/18/22	(14,004)
USD	449,679	COP	1,718,000,000	Citibank NA	5/18/22	(2,926)
USD	424,967	COP	1,625,072,000	Citibank NA	5/18/22	(3,157)
USD	271,395	COP	1,081,100,000	Goldman Sachs Bank USA	5/18/22	(13,420)
USD	197,852	CZK	4,463,000	HSBC Bank USA	5/18/22	(3,322)
USD	224,120	EGP	3,596,000	BNP Paribas	5/18/22	28,478
USD	681,304	EGP	11,078,000	Citibank NA	5/18/22	78,602
USD	234,875	EGP	3,758,000	Goldman Sachs Bank USA	5/18/22	30,420
USD	247,224	EGP	3,963,000	Goldman Sachs Bank USA	5/18/22	31,616
USD	101,054	HUF	33,712,000	HSBC Bank USA	5/18/22	180
USD	432,430	HUF	152,002,000	JPMorgan Chase Bank, N.A.	5/18/22	(22,393)
USD	345,205	IDR	4,989,600,000	Citibank NA	5/18/22	(1,562)
USD	205,293	IDR	2,951,700,000	Citibank NA	5/18/22	156
USD	93,924	IDR	1,358,800,000	State Street Bank And Trust Co	5/18/22	(510)
USD	1,008,162	INR	77,079,000	State Street Bank And Trust Co	5/18/22	(2,179)
USD	490,782	KZT	267,476,000	Goldman Sachs Bank USA	5/18/22	(67,939)
USD	175,849	MXN	3,692,000	Citibank NA	5/18/22	(8,293)
USD	477,129	MXN	10,134,000	Goldman Sachs Bank USA	5/18/22	(28,312)
USD	435,971	MXN	8,762,000	HSBC Bank USA	5/18/22	(1,041)
USD	177,022	PEN	671,000	BNP Paribas	5/18/22	(4,680)
USD	157,682	PEN	604,000	HSBC Bank USA	5/18/22	(5,877)
USD	234,688	PHP	12,239,000	Citibank NA	5/18/22	(1,294)
USD	219,183	PHP	11,369,000	State Street Bank And Trust Co	5/18/22	(25)
USD	484,063	PLN	2,013,000	BNP Paribas	5/18/22	7,074
USD	233,069	PLN	937,000	Bank Of America NA	5/18/22	11,042
USD	307,527	PLN	1,294,000	HSBC Bank USA	5/18/22	908
USD	276,481	PLN	1,182,000	HSBC Bank USA	5/18/22	(3,599)
USD	666,837	PLN	2,875,000	HSBC Bank USA	5/18/22	(14,407)
USD	526,731	RUB	40,576,000	BNP Paribas	5/18/22	50,408
USD	484,364	RUB	40,581,000	BNP Paribas	5/18/22	7,982
USD	679,274	RUB	76,758,000	Goldman Sachs Bank USA	5/18/22	(221,792)
USD	719,512	RUB	88,500,000	Goldman Sachs Bank USA	5/18/22	(319,394)
USD	464,159	THB	14,932,000	JPMorgan Chase Bank, N.A.	5/18/22	15,105
USD	569,440	THB	18,652,000	JPMorgan Chase Bank, N.A.	5/18/22	8,513
USD	420,846	THB	14,031,000	JPMorgan Chase Bank, N.A.	5/18/22	(1,113)
USD	446,177	THB	14,996,000	JPMorgan Chase Bank, N.A.	5/18/22	(4,802)
USD	227,155	THB	7,684,000	JPMorgan Chase Bank, N.A.	5/18/22	(3,928)
USD	205,544	TRY	3,150,000	Goldman Sachs Bank USA	5/18/22	(1,894)
USD	166,514	ZAR	2,599,000	Brown Brothers Harriman & Co.	5/18/22	(10,326)
USD	64,174	ZAR	944,000	Citibank NA	5/18/22	(57)
ZAR	2,599,000	USD	169,839	Brown Brothers Harriman & Co.	5/18/22	7,000
ZAR	4,728,000	USD	305,643	HSBC Bank USA	5/18/22	16,056
ZAR	3,725,000	USD	241,884	HSBC Bank USA	5/18/22	11,570

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(994,456)

Unrealized Appreciation						604,354
Unrealized Depreciation						(1,598,810)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish Lira
UAH	-	Ukrainian hryvnia
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $726,038 or 0.8% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $900,000 of cash collateral segregated for open forward foreign currency contracts

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	9,588,114	11,871,148	7,377,784	3,114	-	-	14,081,478	0.0%
Total	9,588,114	11,871,148	7,377,784	3,114	-	-	14,081,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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